Current and deferred income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2023
Current and deferred income tax and social contribution
Schedule of amounts recognized in profit or loss for the period	Amounts recognized in profit or loss for the period

	2023	2022	2021
Current income tax and social contribution expenses
Current year	(280,845)	(106,625)	(52,441)
Deferred income tax and social contribution benefits (expenses)
Provision for impairment losses on loans and advances	223,051	111,967	186,178
Provision for contingencies	5,074	2,944	929
Adjustment of financial assets to fair value	(36,249)	(7,478)	35,256
Other temporary differences	33,949	54,245	(30,708)
Tax losses carried forward	(32,561)	109,441	36,779
Total deferred income tax and social contribution	193,264	271,119	228,434
Total income tax	(87,581)	164,494	175,993

Schedule of reconciliation of effective tax rate	Reconciliation of effective rate

	2022		2021		2020
Profit before tax		439,841		(178,573)		(231,061)
Tax average (a)	45%	(197,928)	45%	80,358	45%	103,977

Tax effect of
Interest on capital distribution		22,501		17,126		18,671
Non-taxable income (non-deductible expenses) net		53,397		(8,016)		(27,744)
Subsidiaries not subject to real profit taxation		10,176		65,110		81,957
Others		24,273		9,916		(868)
Total income tax		(87,581)		164,494		175,993

Effective tax rate		(20)%		92%		76%

Total deferred income tax and social contribution		193,264		271,119		228,434
Total income tax and social contribution expenses		(280,845)		(106,625)		(52,441)

(a)The result from Banco Inter represents the greatest impact on the total amount of taxes, so we present the tax rate of 45%, which is the nominal rate currently in force for banks under Brazilian legislation.

Schedule of changes in the balances of deferred taxes	Changes in the balances of deferred taxes

	12/31/2022	Constitution	Realization	12/31/2023
Deferred tax assets
Provision for impairment losses on loans and advances	407,766	784,080	(561,029)	630,817
Adjustment of financial assets to fair value	312,159	325,587	(500,017)	137,729
Tax losses carried forward	202,184	45,463	(82,816)	164,831
Other temporary differences	33,668	99,406	(50,636)	82,438
Provision for contingencies	12,664	15,814	(10,758)	17,720
Expected loss on financial instruments	9,707	—	(9,707)	—
Subtotal	978,148	1,270,350	(1,214,963)	1,033,535

Deferred tax liabilities
Capital gains from assets in the business combination	(30,073)	(2,608)	4,779	(27,902)
Hedge Accounting	—	(10,233)	5,596	(4,637)
Subtotal	(30,073)	(12,841)	10,375	(32,539)

Total net deferred tax assets (liabilities) (a)	948,075	1,257,509	(1,204,588)	1,000,996

(a)    The recognition of these deferred tax assets are based on the expectation of generating future taxable income and supported by technical studies and income projections.

	12/31/2021	Constitution	Realization	12/31/2022
Deferred tax assets
Provision for impairment losses on loans and advances	295,799	548,506	(436,539)	407,766
Provision for contingencies	9,720	21,867	(18,923)	12,664
Adjustment of financial assets to fair value	216,068	232,226	(136,135)	312,159
Other temporary differences	62,939	87,199	(116,470)	33,668
Tax losses carried forward	95,573	109,219	(2,608)	202,184
Provision for loss of non-current assets held for sale	8,990	—	(8,990)	—
Provision for expected loss on financial instruments	6,436	7,806	(4,535)	9,707
Subtotal	695,525	1,006,823	(724,200)	978,148

Deferred tax liabilities
Commission deferral	(3,869)	—	3,869	—
Temporary differences	(21,820)	—	21,820	—
Others	(63,546)	(32,681)	66,154	(30,073)
Subtotal	(89,235)	(32,681)	91,843	(30,073)

Total net deferred tax assets (liabilities) (a)	606,290	974,142	(632,357)	948,075